Investments - Investment income earned and investment expenses incurred (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net Investment Income [Line Items]
Gross investment income	$ 1,488	$ 1,386	$ 1,239
Investment expenses	(10)	(10)	(9)
Net investment income	1,478	1,376	1,230
Fixed maturities
Net Investment Income [Line Items]
Gross investment income	1,342	1,248	1,138
Equity securities
Net Investment Income [Line Items]
Gross investment income	21	24	21
Equity in earnings of partnerships and similar investments
Net Investment Income [Line Items]
Gross investment income	37	22	16
Mortgage loans
Net Investment Income [Line Items]
Gross investment income	46	47	45
Policy loans
Net Investment Income [Line Items]
Gross investment income	11	11	12
Real estate and other
Net Investment Income [Line Items]
Gross investment income	$ 31	$ 34	$ 7